Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Defined benefit obligation	$ 2,477,527	$ 2,419,153
Service cost	129,707	132,055
Directors, alternate directors and officers
Transactions with related parties
Key management compensation	568,347	892,769	$ 832,905
Defined benefit obligation	148,651	164,018	177,864
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	90,901	115,467	140,958
Officers | Cable
Transactions with related parties
Defined benefit obligation	1,058,818	807,031
Deferred compensation plan term				5 years
Service cost	251,787	$ 302,801	$ 340,202
Contributions to plan, net defined benefit liability (asset)	$ 350,000